COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
COMPENSATION OF KEY MANAGEMENT PERSONNEL	COMPENSATION OF KEY MANAGEMENT PERSONNEL
Key management personnel have the ability and responsibility to make major operational, financial and strategic decisions for the Company. The Company determined that key management personnel consist of the Board of Directors and its Management Team, which is comprised of the President and Chief Executive Officer (CEO) and executive officers who report directly to him. As at March 31, 2026, key management personnel consist of 12 non-employee Directors and 11 executive officers (2025 – 12 non‑employee Directors and 8 executive officers).

The compensation expense of key management for employee services recognized in income are as follows:

	2026	2025
Salaries and other short-term employee benefits	$11.3	$12.5
Post-employment benefits – defined benefit plans	3.2	2.0
Costs related to the CEO's terms of departure	11.4	6.3
Termination benefits	—	5.0
Share-based payments expense	15.7	22.2
	$41.6	$48.0

In November 2024, the Company announced its CEO succession plan whereby the then-current CEO, Marc Parent, would leave the Company at the Annual and Special Meeting of Shareholders held on August 13, 2025. The CEO's terms of departure were finalized during the fourth quarter of fiscal 2025 and included non-compete and non-solicitation covenants, as well as other terms that were generally consistent with the previously agreed‑upon employment arrangement which remained in force until the departure date.

During fiscal 2026, the Company incurred $14.0 million (2025 – $8.3 million) of executive management transition costs, including $11.4 million (2025 – $6.3 million) related to the CEO's terms of departure, representing accrued expenses to the then‑current CEO, and $2.6 million (2025 – $2.0 million) of other costs. These costs are recorded in selling, general and administrative expenses. The Company has not incurred any significant additional executive management transition costs subsequent to the first quarter of fiscal 2026.

For the year ended March 31, 2026, the compensation earned by non-employee Directors of the Company amounted to $5.3 million (2025 – $3.9 million), which included the grant date fair value of deferred share units (DSUs) as well as cash payments.